INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets:
Unearned Premium Reserves	$ 2,042,304	$ 2,239,933
Unrealized Loss (Gain) on Marketable Debt Securities	7,018,205	0
SPAE Capitalization	31,643	33,713
STAT & Tax Reserve	643,782	671,836
Total Deferred Tax Assets	9,735,934	2,945,482
Deferred Tax Liabilities:
Insurance Commissions	(4,774,456)	(5,034,729)
Deferred Acquisition Cost Amortization	(1,554,166)	(1,637,230)
GAAP/STAT Premium Tax	(198,450)	(230,665)
Unrealized Loss (Gain) on Marketable Debt Securities	0	(2,588,224)
Other	(66,235)	(69,944)
Total Deferred Tax Liabilities	(6,593,307)	(9,560,792)
Net Deferred Tax Asset (Liability)		$ (6,615,310)
Net Deferred Tax Asset (Liability)	$ 3,142,627